Cover	Dec. 28, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2021
Entity File Number	001-40209
Entity Registrant Name	Athena Technology Acquisition Corp.
Entity Central Index Key	0001840292
Entity Tax Identification Number	85-4204953
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	125 Townpark Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Kennesaw
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30144
City Area Code	970
Local Phone Number	924-0046
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	ATHN.U
Security Exchange Name	NYSE
Class A common stock, $0.0001 par value
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	ATHN
Security Exchange Name	NYSE
Redeemable Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	ATHN.WS
Security Exchange Name	NYSE